Income Taxes (Details Narrative)	9 Months Ended
May 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryovers	$ 351,000
Operating loss carryovers expiration date	expire at various dates through the year 2036
Valuation of deferred tax asset	$ 133,150